Statutory Reserve (Tables)	12 Months Ended
Jun. 30, 2022
Statutory Reserve [Abstract]
Schedule of statutory reserve
Balance - June 30, 2020	$779,094
Appropriation to statutory reserve	462,479
Balance - June 30, 2021	1,241,573
Appropriation to statutory reserve	257,796
Balance - June 30, 2022	$1,499,369